Secured Debt	12 Months Ended
Dec. 31, 2010
Secured Debt [Abstract]
SECURED DEBT
6. SECURED DEBT
Our secured debt instruments generally feature either monthly interest and principal or monthly interest-only payments with balloon payments due at maturity. For purposes of classification in the following table, variable rate debt with a derivative financial instrument designated as a cash flow hedge is deemed as fixed rate debt due to the Company having effectively established the interest rate for the underlying debt instrument. Secured debt including that related to real estate held for sale, which encumbers $3.1 billion or 45% of UDR’s real estate owned based upon gross book value ($3.8 billion or 55% of UDR’s real estate owned is unencumbered) consists of the following as of December 31, 2010 (dollar amounts in thousands):

			2010
	Principal Outstanding		Weighted	Weighted	Number of
	December 31,		Average	Average	Communities
	2010	2009	Interest Rate	Years to Maturity	Encumbered
Fixed Rate Debt
Mortgage notes payable	$292,236	$506,203	5.18%	2.8	8
Tax-exempt secured notes payable	13,325	13,325	5.30%	20.2	1
Fannie Mae credit facilities	897,318	949,971	5.32%	6.4	14

Total fixed rate secured debt	1,202,879	1,469,499	5.29%	5.7	23

Variable Rate Debt
Mortgage notes payable	405,641	243,810	2.33%	2.6	14
Tax-exempt secured note payable	94,700	27,000	1.05%	19.2	2
Fannie Mae credit facilities	260,450	249,125	1.68%	5.1	32

Total variable rate secured debt	760,791	519,935	1.95%	5.5	48

Total secured debt	$1,963,670	$1,989,434	3.99%	5.6	71

UDR entered into secured revolving credit facilities with Fannie Mae with an aggregate commitment of $1.4 billion at December 31, 2010. The Fannie Mae credit facilities are for an initial term of 10 years, bear interest at floating and fixed rates, and certain variable rate facilities can be extended for an additional five years at our option. We have $897.3 million of the funded balance fixed at a weighted average interest rate of 5.3% and the remaining balance on these facilities is currently at a weighted average variable rate of 1.7%. Further information related to these credit facilities is as follows:

	December 31, 2010	December 31, 2009
	(dollar amounts in thousands)

Borrowings outstanding	$1,157,768	$1,199,096
Weighted average borrowings during the period ended	1,198,771	1,033,658
Maximum daily borrowings during the period ended	1,209,739	1,199,322
Weighted average interest rate during the period ended	4.6%	4.6%
Weighted average interest rate at the end of the period	4.5%	4.6%
The Company will from time to time acquire properties subject to fixed rate debt instruments. In those situations, management will record the secured debt at its estimated fair value and amortize any difference between the fair value and par to interest expense over the life of the underlying debt instrument. The unamortized fair market adjustment was a net discount of $694,000 and $987,000 at December 31, 2010 and 2009, respectively.
Fixed Rate Debt
Mortgage notes payable. Fixed rate mortgage notes payable are generally due in monthly installments of principal and interest and mature at various dates from January 2011 through February 2017 and carry interest rates ranging from 2.66% to 6.60%. Mortgage notes payable includes debt associated with development activities.
Tax-exempt secured notes payable. Fixed rate mortgage notes payable that secure tax-exempt housing bond issues mature in March 2031 and carry an interest rate of 5.30%. Interest on these notes is payable in semi-annual installments.
Secured credit facilities. At December 31, 2010, UDR’s fixed rate secured credit facilities consisted of $897.3 million on a $1.4 billion aggregate commitment under five revolving secured credit facilities with Fannie Mae (the Company also owes $260.5 million under the variable rate component of this instrument). The Fannie Mae credit facilities are for an initial term of 10 years, bear interest at floating and fixed rates, and certain variable rate facilities can be extended for an additional five years at our option. As of December 31, 2010, the fixed rate Fannie Mae credit facilities had a weighted average fixed rate of interest of 5.3%.
Variable Rate Debt
Mortgage notes payable. Variable rate mortgage notes payable are generally due in monthly installments of principal and interest and mature at various dates from January 2011 through April 2016. The mortgage notes payable interest is based on LIBOR plus some basis points, which translate into interest rates ranging from 0.94% to 5.25% at December 31, 2010.
Tax-exempt secured note payable. The variable rate mortgage notes payable that secures tax-exempt housing bond issues mature at various dates from August 2019 and March 2030. Interest on this note is payable in monthly installments. The mortgage notes payable have interest rates of 1.05% and 1.07% as of December 31, 2010.
Secured credit facilities. The variable rate secured credit facilities consisted of $260.5 million outstanding on the Fannie Mae credit facilities. As of December 31, 2010, the variable rate Fannie Mae credit facilities had a weighted average floating rate of interest of 1.7%.
The aggregate maturities of our secured debt due during each of the next five calendar years and thereafter are as follows (dollars in thousands):

	Fixed			Variable
	Mortgage	Tax-Exempt	Credit	Mortgage	Tax Exempt	Credit
	Notes	Notes Payable	Facilities	Notes	Notes Payable	Facilities	Total

2011	$78,978	$—	$2,808	$130,215	$—	$39,513	$251,514
2012	57,397	—	177,944	59,285	—	59,529	354,155
2013	62,021	—	38,631	38,509	—	—	139,161
2014	382	—	3,328	101,102	—	—	104,812
2015	403	—	3,522	16,313	—	—	20,238
Thereafter	93,055	13,325	671,085	60,217	94,700	161,408	1,093,790

Total	$292,236	$13,325	$897,318	$405,641	$94,700	$260,450	$1,963,670